S000053331 [Member] Expense Example - ClearBridge Global Infrastructure Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,140
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	2,338
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	936
Expense Example, with Redemption, 10 Years	2,057
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,590
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,277